PER SHARE INFORMATION	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
PER SHARE INFORMATION

18. PER SHARE INFORMATION

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥88,756	¥115,875	¥109,047
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	241.93	315.85	297.24
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	241.93	315.85	297.24

	Years ended March 31,
	2014	2015	2016
	(shares in thousands)
Basic weighted average number of shares outstanding	366,872	366,864	366,859
Diluted weighted average number of shares outstanding	366,872	366,864	366,859

The cash dividends declared per share is as follows:

	Years ended March 31,
	2014	2015	2016
	(per share of common stock)
Cash dividends declared per share	¥80.00	¥100.00	¥100.00

Based on a resolution to undertake a stock split at the meeting of the Board of Directors held on August 28, 2013, Kyocera Corporation undertook a stock split at the ratio of two-for-one of all common stock on October 1, 2013. “Per share information” is calculated under the assumption that the stock split undertaken by Kyocera Corporation on October 1, 2013 had been undertaken at the beginning of the year ended March 31, 2014.